Intangible assets and goodwill	3 Months Ended
Mar. 31, 2026
Intangible Assets Including Goodwill [Abstract]
Intangible assets and goodwill	Intangible assets and goodwill
Changes in the net book value of intangible assets for the three months ended March 31, 2026 and 2025 are as follows (in thousands):

	March 31, 2026
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2026	$426,659	$35,455	$4,529	$6,081	$3,485	$30,316	$506,525
Amortization	—	(32)	(615)	(193)	(275)	(1,019)	(2,134)
Translation differences	(1,096)	(9)	(96)	(141)	(79)	(705)	(2,126)
Ending balance	$425,563	$35,414	$3,818	$5,747	$3,131	$28,592	$502,265

	March 31, 2025
	Goodwill	Trademarks	Customer relationships	Purchased technology	Software	Gaming License	Total
Balance at January 1, 2025	$395,804	$35,009	$6,197	$6,072	$28	$360	$443,470
Amortization	—	(1)	(553)	(174)	(3)	(23)	(754)
Translation differences	596	—	230	235	—	13	1,074
Ending balance	$396,400	$35,008	$5,874	$6,133	$25	$350	$443,790